Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities [abstract]
Payable to the third-party holders of consolidated structured entities	¥ 73,845	¥ 67,862
Interest payable to policyholders	19,959	17,866
Salary and welfare payable	11,735	12,884
Brokerage and commission payable	4,664	5,352
Payable to constructors	2,606	2,497
Agency deposits	1,298	1,467
Interest payable of debt instruments	1,241	1,528
Tax payable	704	720
Stock appreciation rights (Note 31)	340	291
Others	24,730	23,592
Total	141,122	134,059
Current	141,122	134,059
Non-current	0	0
Total	¥ 141,122	¥ 134,059